Other assets	6 Months Ended
Jun. 30, 2023
Other assets
Other assets

9. Other assets

As at	June 30, 2023	December 31, 2022
Deferred charges – Credit Facility[1]	$2,104	$2,445
Right-of-use asset[2]	1,687	1,811
Leasehold improvements, furniture and fixtures	231	291
Total other assets	$4,022	$4,547
1	Represents costs associated with the issuance and amendment of the Credit Facility. These costs are being amortized as a component of interest over the life of the Credit Facility.
2	Represents the asset recognized under IFRS 16. It relates to a lease entered into by the Company and is being amortized over the remaining life of the lease.